Operating Expenses	12 Months Ended
Dec. 31, 2019
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Operating Expenses
NOTE 25: OPERATING EXPENSES
The operating expenses are made of the next three components:

•	Research & development expenses

•	General and administrative expenses

•	Non-recurring operating income and expenses

Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Employee expenses	8,362	7,902	7,007
Travel & Living	486	467	359
Clinical study costs	4,713	4,987	3,901
Preclinical study costs	3,711	2,680	1,820
Process development and scale-up	3,765	2,187	3.319
Consulting fees	675	1,522	1,429
IP filing and maintenance fees	260	474	564
Share-based payments	813	1,264	862
Depreciation	1,444	848	1,488
Rent and utilities	746	668	382
Delivery systems	53	117	430
External collaborations	—	—	812
Others	168	461	535

Total R&D expenses	25,196	23,577	22,908

Research and development expenses totaled €25.2 million for the
12-month
period ended December 31, 2019, which represents an increase of 7% compared to 2018. Our R&D internal resources are allocated to the continuous development of our immuno-oncology platform both in autologous setting on the products candidate
CYAD-01,
CYAD-02
and
CYAD-03
and in allogenic setting with our products candidate
CYAD-101
and
CYAD-200
series. The increase in our R&D expenses primarily refers both to our preclinical investments into our pipeline of products candidate and our investments in process development, scale-up
and automation of our manufacturing processes, in preparation of the next anticipated clinical stages of our products candidate.
General and administrative expenses

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Employee expenses	3,542	3,312	2,630
Share-based payments	1,962	2,331	1,707
Rent & Insurances	625	1,097	1,053
Communication & Marketing	607	676	761
Consulting fees	1,532	2,192	2,227
Travel & Living	331	253	211
Post employment benefits	(33)	(3)	—
Depreciation	345	267	229
Other	159	263	490

Total General and administration	9,070	10,387	9,310

General and administrative expenses decreased by €1.3 million over the
12-month
period ended December 31, 2019, which represents a decrease of 13% compared to 2018. This variance primarily relates to the decrease in the expenses associated with the share-based payments
(non-cash
expenses) that related to the share option plan offered to the Group’s employees, managers and directors combined with lower consulting fees and lower rent and insurances.

Non-recurring
operating income and expenses
Non-recurring
operating income and expenses are defined as
one-off
items, not directly related to the operational activities of the Group. No operations qualify for such a presentation for the years 2019 and 2018.

(€‘000)	For the year ended 31 December
	2019	2018	2017
Amendment of Celdara Medical and Dartmouth College agreements			(24,341)
C-Cure IP asset impairment expense	—	—	(6,045)
C-Cure RCA reversal income	—	—	5,356
Corquest IP asset impairment expenses	—	—	(1,244)

Write-off C-Cure and Corquest assets and derecognition of related liabilities	—	—	(1,932)

In 2017, the Group had recognized
non-recurring
expenses related to the amendment of the agreements with Celdara Medical LLC and Dartmouth College (totaling €24.3 million, out of which an amount of €10.6 million was settled in shares, and thus a non-cash
expense). The Group had also proceeded with the
write-off
of the
C-Cure
and Corquest assets and derecognition of related liabilities (for net expense amounts of €0.7 million and €1.2 million respectively).